Derivative Instruments And Hedging Activities (Fair Value Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	¥ 76	¥ 22	¥ 14
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	76	22	14
Hedged Items [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	(76)	(22)	(14)
Hedged Items [Member] | Long-Term Borrowings [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	¥ (76)	¥ (22)	¥ (14)